CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - Q1 (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ (10,448,567)	$ (7,153,319)	$ (39,451,324)	$ (265,463,138)	$ (17,177,333)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation and other amortization	44,452	78,778	247,357	351,561	463,137
Stock-based compensation	195,865	491,724	1,574,038	2,435,462	2,263,506
Non-cash interest expense	0	10,052	10,052	31,175	48,774
Changes in assets and liabilities:
Accounts receivable	2,673,576	(13,780,685)	(3,185,098)	490,391	3,759,484
Inventory	(10,394,773)	4,228,642	6,597,389	1,470,872	(2,873,427)
Deferred costs	(99,207)	(5,429,248)	(20,075,554)	(10,277,672)	(19,741,668)
Prepaid expenses and other current assets	71,367	442,093	229,266	(236,134)	188,101
Deferred income taxes, net	12,252	5,016	21,103	53,569,071	(9,599,927)
Accounts payable, accrued expenses and other current liabilities	6,205,732	1,506,583	1,862,779	(4,436,468)	(4,566,993)
Liabilities subject to compromise	2,903,332	379	(192,067,797)	399,039,967	0
Deferred revenue	215,825	13,447,162	255,176,572	(162,140,390)	105,170,169
Increase (Decrease) in Other Operating Liabilities	(21,057)	(15,487)	(73,107)	(42,280)	281,302
Net cash provided by (used in) operating activities	(8,641,203)	(6,168,310)	11,109,383	14,176,520	58,436,502
Cash flows from investing activities:
Capital expenditures	(8,475)	0	(108,953)	(28,046)	(857,341)
Restricted Cash	0	4,000,000	4,000,000	(4,000,000)	0
Net cash (used in) provided by investing activities	(8,475)	4,000,000	3,891,047	(3,458,439)	(857,341)
Cash flows from financing activities:
Repayments of long-term debt	0	(2,000,000)	(2,000,000)	(2,000,001)	(8,000,000)
Net cash provided by financing activities	0	(2,000,000)	(2,003,331)	(2,313,906)	1,713,103
Net increase (decrease) in cash and cash equivalents	(8,649,678)	(4,168,310)	12,997,099	8,404,175	59,292,264
Cash and cash equivalents at beginning of period	112,711,028	99,713,929	99,713,929	91,309,754	32,017,490
Cash and cash equivalents at end of period	$ 104,061,350	$ 95,545,619	$ 112,711,028	$ 99,713,929	$ 91,309,754